Transfers of Residential Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Transfers of Residential Loans

5. Transfers of Residential Loans

Sales of Forward Loans

As part of its originations activities, the Company sells substantially all of its originated or purchased forward loans into the secondary market for securitization or to private investors as whole loans. The Company sells conventional conforming and government-backed forward loans through agency-sponsored securitizations in which mortgage-backed securities are created and sold to third-party investors. The Company also sells non-conforming forward loans to private investors. The Company accounts for these transfers as sales, and in most but not all cases, retains the servicing rights associated with the sold loans. If the servicing rights are retained, the Company receives a servicing fee for servicing the sold loans, which represents continuing involvement.

Certain guarantees arise from agreements associated with the sale of the Company’s residential loans. Under these agreements, the Company may be obligated to repurchase loans, or otherwise indemnify or reimburse the investor or insurer for losses incurred, due to material breach of contractual representations and warranties. Refer to Note 23 for further information. The following table presents the carrying amounts of the Company’s assets that relate to its continued involvement with forward loans that have been sold with servicing rights retained and the unpaid principal balance of these sold loans (in thousands):

	Carrying Value of Assets Recorded on the Consolidated Balance Sheets				Unpaid Principal Balance of Sold Loans
	Servicing Rights, Net	Servicer and Protective Advances, Net	Receivables, Net	Total
June 30, 2014	$258,544	$3,365	$668	$262,577	$21,272,121
December 31, 2013	192,962	6,023	437	199,422	14,672,986

At June 30, 2014 and December 31, 2013, $35.1 million and $9.1 million, respectively, in forward loans sold and serviced by the Company were 60 days or more past due. The increase in loans 60 days or more past due is related to the growth and early seasoning of the recently originated loan portfolio.

The Company has elected to measure forward loans held for sale at fair value. The gains and losses on the transfer of forward loans held for sale are included in net gains on sales of loans on the consolidated statements of comprehensive income (loss). Also included in net gains on sales of loans is interest income earned during the period the loans were held, changes in the fair value of loans, and the gain or loss on the related freestanding derivatives. Refer to Note 7 for information on these freestanding derivatives, which include IRLCs, forward sales of agency to-be-announced securities, or forward sales commitments, and MBS purchase commitments. All activity related to forward loans held for sale and the related freestanding derivatives are included in operating activities on the consolidated statements of cash flows.

The following table presents a summary of cash flows related to sales of forward loans (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Proceeds received from transfers, net of fees	$4,032,603	$3,461,692	$8,080,346	$3,585,745
Servicing fees collected(1)	15,634	426	26,751	447
Purchases of previously transferred loans	4,953	—	4,953	—

(1)	Represents servicing fees collected on all loans sold with servicing retained.

In connection with these sales, the Company recorded servicing rights using a fair value model that utilizes Level 3 unobservable inputs. Refer to Note 11 for information relating to servicing of residential loans.

Transfers of Reverse Loans

The Company, through RMS, is an approved issuer of Ginnie Mae HMBS. The HMBS are guaranteed by Ginnie Mae and collateralized by participation interests in HECMs insured by the FHA. The Company both originates and purchases HECMs. The loans are then pooled and securitized into HMBS that the Company sells into the secondary market with servicing rights retained. Based upon the structure of the Ginnie Mae securitization program, the Company has determined that it has not met all of the requirements for sale accounting and accounts for these transfers as secured borrowings. Under this accounting treatment, the reverse loans remain on the consolidated balance sheets as residential loans. The proceeds from the transfer of reverse loans are recorded as HMBS related obligations with no gain or loss recognized on the transfer. Ginnie Mae, as guarantor of the HMBS, is obligated to the holders of the HMBS in an instance of RMS default on its servicing obligations, or when the proceeds realized on HECMs are insufficient to repay all outstanding HMBS related obligations. Ginnie Mae has recourse to RMS to the extent of the collateralized participation interests in the HECMs, but does not have recourse to the general assets of the Company, except for obligations as servicer.

The Company elects to measure reverse loans and HMBS related obligations at fair value. The change in fair value of the reverse loans and HMBS related obligations are included in net fair value gains on reverse loans and related HMBS obligations on the consolidated statements of comprehensive income (loss). Also included in net fair value gains on reverse loans and related HMBS obligations is the contractual interest income earned on the reverse loans and the contractual interest expense incurred on the HMBS related obligations in addition to fair value gains on reverse loans originated and additional participations issued. Net fair value gains on reverse loans and related HMBS obligations are recognized as an adjustment in reconciling net income or loss to the net cash provided by or used in operating activities on the consolidated statements of cash flows. Purchases and originations of and repayment of principal received on reverse loans held for investment are included in investing activities on the consolidated statements of cash flows. Proceeds from securitizations of reverse loans and payments on HMBS related obligations are included in financing activities on the consolidated statements of cash flows.

At June 30, 2014, the unpaid principal balance and the carrying value associated with both the reverse loans and the real estate owned pledged as collateral to the securitization pools were $8.6 billion and $9.4 billion, respectively. HMBS related obligations at fair value were $9.5 billion at June 30, 2014.

5.	Transfers of Residential Loans

Transfers of Forward Loans

The Company has grown its originations business through its acquisition of the ResCap net assets. As part of its origination activities, the Company transfers, substantially all to Fannie Mae, forward loans it originates or purchases from third parties. The forward loans originated or purchased and subsequently transferred are high credit quality first lien mortgages which have been underwritten to the guidelines established by Fannie Mae. Securitization usually occurs within 20 days of loan closing or purchase in the form of mortgage-backed securities guaranteed by Fannie Mae, which are sold to third party investors. The Company accounts for these transfers as sales and generally retains the servicing rights associated with the transferred loans. The Company receives a servicing fee for servicing the transferred loans, which represents continuing involvement.

The Company has elected to measure forward loans held for sale at fair value. The gains and losses on the transfer of forward loans held for sale are included in net gains on sales of loans on the consolidated statements of comprehensive income (loss). Also included in net gains on sales of loans is interest income earned during the period the loans were held, changes in the fair value of loans, and the gain or loss on the related derivatives. Refer to Note 7 for information on these derivative financial instruments. All activity of forward loans held for sale and the related derivatives are included in operating activities on the consolidated statements of cash flows. The following table presents a summary of cash flows related to transfers of forward loans, net of fees, accounted for as sales (in thousands). There were no transfers of forward loans accounted for as sales during the year ended December 31, 2011.

	For the Years Ended December 31,
	2013	2012
Proceeds received from transfers	$15,293,601	$15,985
Servicing fees collected	11,212	—

In connection with these transfers, the Company recorded servicing rights with an initial fair value of $187.7 million for the year ended December 31, 2013. There were no servicing rights recognized in connection with transfers for the year ended December 31, 2012. All servicing rights are initially recorded at fair value using a Level 3 measurement technique. Refer to Note 12 for information relating to servicing of residential loans.

Certain guarantees arise from agreements associated with the sale of the Company’s residential loans. Under these agreements, the Company may be obligated to repurchase loans, or otherwise indemnify or reimburse the investor or insurer for losses incurred, due to material breach of contractual representations and warranties. Refer to Note 27 for further information. The following table presents the carrying amounts of the Company’s assets that relate to its continued involvement with forward loans that have been transferred with servicing rights retained and the unpaid principal balance of these transferred loans (in thousands):

	Carrying Value of Assets Recorded on the Consolidated Balance Sheet				Unpaid Principal Balance of Transferred Loans
	Servicing Rights, Net	Servicer and Protective Advances, Net	Receivables, Net	Total
Type of Involvement
Servicing arrangements associated with transfers of forward loans
December 31, 2013	$192,962	$6,023	$437	$199,422	$14,672,986

At December 31, 2013, $9.1 million of the transferred forward loans serviced by the Company were 60 days or more past due.

Transfers of Reverse Loans

In connection with the acquisition of RMS, the Company became an approved issuer of the Ginnie Mae HMBS. The HMBS are guaranteed by Ginnie Mae and collateralized by participation interests in HECMs insured by FHA. The Company both originates and acquires HECMs. The loans are then pooled into HMBS that are sold into the secondary market with servicing rights retained. Based upon the structure of the Ginnie Mae securitization program, the Company has determined that it has not met all of the requirements for sale accounting and accounts for these transfers as secured borrowings. Under this accounting treatment, the reverse loans remain on the consolidated balance sheets as residential loans at fair value. The proceeds from the transfer of reverse loans are recorded as HMBS related obligations with no gain or loss recognized on the transfer. Ginnie Mae, as guarantor of the HMBS, is obligated to the holders of the HMBS in an instance of RMS default on its servicing obligations, or when the proceeds realized on HECMs are insufficient to repay all outstanding HMBS related obligations. Ginnie Mae has recourse to RMS to the extent of the collateralized participation interests in the HECMs, but does not have recourse to the general assets of the Company, except for obligations as servicer.

The Company elected to measure reverse loans and HMBS related obligations at fair value. The change in fair value of the reverse loans and HMBS related obligations are included in net fair value gains on reverse loans and related HMBS obligations on the consolidated statements of comprehensive income (loss). Also included in net fair value gains on reverse loans and related HMBS obligations is the contractual interest income earned on the reverse loans and the contractual interest expense incurred on the HMBS related obligations as well as fair value adjustments, including fair value gains on reverse loans originated and additional participations issued. Net fair value gains on reverse loans and related HMBS obligations are recognized as an adjustment in reconciling net income or loss to the net cash provided by or used in operating activities on the consolidated statements of cash flows. Purchases and originations of and repayment of principal received on reverse loans held for investment are included in investing activities on the consolidated statements of cash flows. Proceeds from securitizations of reverse loans and payments on HMBS related obligations are included in financing activities on the consolidated statements of cash flows.

At December 31, 2013, the unpaid principal balance and the carrying value associated with both the reverse loans and the real estate owned pledged as collateral to the pools was $8.0 billion.